Assets Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Assets Under Development
Opening asset under development balance	$ 434,248
Closing asset under development balance	763,507	$ 434,248
Gimi Conversion
Assets Under Development
Opening asset under development balance	434,248	20,000
Additions		372,849
Transfer from vessels and equipment, net		0
Transfer from other non-current assets		31,048
Interest costs capitalized		10,351
Closing asset under development balance		$ 434,248
Gimi And Golar Viking Conversion
Assets Under Development
Additions	200,245
Interest costs capitalized	35,629
Closing asset under development balance	763,507
Golar Viking Conversion
Assets Under Development
Transfer from vessels and equipment, net	77,172
Transfer from other non-current assets	$ 16,213